Document And Entity Information	Oct. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2026
Entity Registrant Name	Surrozen, Inc./DE
Entity Central Index Key	0001824893
Entity Emerging Growth Company	false
Entity File Number	001-39635
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-1374889
Entity Address, Address Line One	171 Oyster Point Blvd
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	489-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SRZN
Security Exchange Name	NONE